Establishment and operations - Consolidated Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Swvl Inc.
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl Group Corp
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl Holdco Corp
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Pivotal Merger Sub Company I
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl Mobilty Solutions Corp
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl for Smart Transport Applications and Services LLC
Establishment and operations
Percentage of Legal ownership	99.80%	99.80%
Swvl Saudi for Information Technology
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Swvl Saudi Regional Headquarters
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Swvl Technologies FZE
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Swvl Technologies Ltd
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Swvl My For Information Technology SDN BHD
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Viapool Inc
Establishment and operations
Percentage of Legal ownership	51.00%	51.00%
Discontinued operations | Movilidad Digital SAS
Establishment and operations
Percentage of Legal ownership	51.00%	51.00%
Discontinued operations | Viapool SRL
Establishment and operations
Percentage of Legal ownership	51.00%	51.00%
Discontinued operations | Viapool SPA
Establishment and operations
Percentage of Legal ownership	51.00%	51.00%
Discontinued operations | Swvl Brasil Tecnologia LTDA
Establishment and operations
Percentage of Legal ownership	51.00%	51.00%
Discontinued operations | Swvl Germany GmbH (formerly "Blitz B22- 203 GmbH"
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%
Discontinued operations | Door2Door GmbH
Establishment and operations
Percentage of Legal ownership	100.00%	100.00%